Offsets	Dec. 16, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	PIMCO Dynamic Income Opportunities Fund
Form or Filing Type	N-2
File Number	333-269645
Initial Filing Date	Feb. 09, 2023
Fee Offset Claimed	$ 21,144.10
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Shares of Beneficial Interest, $0.00001 par value per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 191,870,200.00
Offset Note	PIMCO Dynamic Income Opportunities Fund (the "Fund") previously registered the offer and sale of its common shares having an aggregate offering price of up to $500,000,000, offered by means of a Rule 424(b)(5) prospectus supplement, filed February 9, 2023 (the "Prior Prospectus Supplement"), pursuant to the Registration Statement on Form N-2 (File No. 333-286525) filed on February 8, 2023. As of the date of this prospectus supplement, common shares having an aggregate offering price of up to $191,870,200 were not sold under the Prior Prospectus Supplement. Pursuant to Rule 457(p) under the Securities Act, an amount of $21,144.10 corresponding to the registration fee that was paid and remains unused with respect to securities that were previously registered pursuant to the Prior Prospectus Supplement and were not sold thereunder is offset against the registration fee due for this offering. The offering pursuant to the Prior Prospectus Supplement has terminated.
Termination / Withdrawal Statement	The registration fee is calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"), based on the proposed maximum aggregate offering price
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	PIMCO Dynamic Income Opportunities Fund
Form or Filing Type	N-2
File Number	333-269645
Filing Date	Feb. 09, 2023
Fee Paid with Fee Offset Source	$ 55,100.00
Offset Note	Please refer to Footnote 2 above.